VIE and Other Finance Receivables, net of Allowance for Losses (Details 3) (Predecessor, VIE and Other Finance Receivables, net, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Activity in the allowance for losses
Balance at beginning of period	$ (6,757)	$ (2,508)	$ (4,650)	$ (1,021)	$ (1,021)	$ (355)
Provision for loss	1,690	341	4,374	1,887	(3,700)	(677)
Charge-offs	1,149	151	1,769	337	622	32
Recoveries	(85)	(553)	(128)	(680)	(551)	(21)
Balance at end of period	(7,383)	(3,251)	(7,383)	(3,251)	(4,650)	(1,021)
Individually evaluated for impairment	(2,141)	(645)	(2,141)	(645)	(2,219)	(101)
Collectively evaluated for impairment	(5,242)	(2,606)	(5,242)	(2,606)	(2,431)	(920)
Individually evaluated for impairment	88,288	91,187	88,288	91,187	91,974	101,633
Collectively evaluated for impairment	45,217	62,007	45,217	62,007	58,379	55,927
Finance receivables, net	133,505	153,194	133,505	153,194	150,353	157,560
Structured settlements and annuities
Activity in the allowance for losses
Balance at beginning of period	(182)	(381)	(181)	(345)	(345)	(355)
Provision for loss	(51)		88	26	(57)
Charge-offs	85	49	224	75	257	31
Recoveries			(1)	(36)	(36)	(21)
Balance at end of period	(46)	(332)	(46)	(332)	(181)	(345)
Individually evaluated for impairment	(46)	(332)	(46)	(332)	(181)	(100)
Collectively evaluated for impairment						(245)
Individually evaluated for impairment	26,042	24,987	26,042	24,987	26,074	25,086
Finance receivables, net	26,042	24,987	26,042	24,987	26,074	25,086
Lottery
Activity in the allowance for losses
Balance at beginning of period		(1)	(6)	(1)	(1)
Provision for loss	(85)	(55)	(96)	48	(5)	(1)
Charge-offs		18	35	139
Recoveries	(85)	(72)	(125)	(90)
Balance at end of period					(6)	(1)
Individually evaluated for impairment					(6)	(1)
Individually evaluated for impairment	59,732	65,764	59,732	65,764	63,430	74,123
Finance receivables, net	59,732	65,764	59,732	65,764	63,430	74,123
Pre-settlement advances
Activity in the allowance for losses
Balance at beginning of period	(6,282)	(1,644)	(4,194)	(670)	(670)
Provision for loss	1,836	504	4,370	1,522	(3,360)	(671)
Charge-offs	1,064	65	1,510	109	351	1
Recoveries		(479)		(479)	(515)
Balance at end of period	(7,054)	(2,562)	(7,054)	(2,562)	(4,194)	(670)
Individually evaluated for impairment	(2,095)	(313)	(2,095)	(313)	(2,032)
Collectively evaluated for impairment	(4,959)	(2,249)	(4,959)	(2,249)	(2,162)	(670)
Individually evaluated for impairment	2,514	436	2,514	436	2,470	2,424
Collectively evaluated for impairment	43,020	53,749	43,020	53,749	51,815	45,156
Finance receivables, net					54,285	47,580
Impaired financing receivable	3,453		3,453		2,521
Assessment period to determine whether there are any case specific concerns that need to be addressed and included in the allowance for losses on finance receivables			120 days		120 days
Life insurance premium financing
Activity in the allowance for losses
Provision for loss		(2)	(2)	(75)
Charge-offs	0
Recoveries		(2)	(2)	(75)
Collectively evaluated for impairment		4,800		4,800	3,764	5,036
Finance receivables, net		4,800		4,800	3,764	5,036
Attorney cost financing
Activity in the allowance for losses
Balance at beginning of period	(293)	(482)	(269)	(5)	(5)
Provision for loss	(10)	(106)	14	366	(278)	(5)
Charge-offs		19		14	14
Balance at end of period	(283)	(357)	(283)	(357)	(269)	(5)
Collectively evaluated for impairment	(283)	(357)	(283)	(357)	(269)	(5)
Collectively evaluated for impairment	2,197	3,458	2,197	3,458	2,800	5,735
Finance receivables, net	2,197	3,458	2,197	3,458	2,800	5,735
Impaired financing receivable	$ 0		$ 0		$ 0
Pre-settlement advances and attorney cost financing
Activity in the allowance for losses
Minimum term of financing receivable			1 year		1 year